John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.5% (Cost $146,674,983)				$161,913,198
Alabama 0.2%				288,685

Tuscaloosa County Industrial Development Authority
Hunt Refining Company Series A (A)	5.250	05-01-44	250,000	288,685
Alaska 1.2%				2,002,520

Northern Tobacco Securitization Corp.
Series A	5.000	06-01-46	2,000,000	2,002,520
California 9.6%				15,681,634

California Community Housing Agency
Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,122,840
California Pollution Control Financing Authority
Calplant I Project, AMT (A)	7.500	07-01-32	1,200,000	1,256,400
California Pollution Control Financing Authority
Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,102,680
California Pollution Control Financing Authority
Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,136,120
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,171,340
Golden State Tobacco Securitization Corp.
Series A2	5.000	06-01-47	1,000,000	1,025,140
Golden State Tobacco Securitization Corp.
Series A2	5.300	06-01-37	2,000,000	2,079,200
Orange County Community Facilities District
Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,157,570
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.000	09-01-48	750,000	850,980
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,686,259
Southern California Public Power Authority
Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,843,005
Tobacco Securitization Authority of Northern California
Capital Appreciation 2nd Subordinated Asset Backed, Series C (B)	8.284	06-01-45	10,000,000	1,250,100
Colorado 5.3%				8,651,180

City & County of Denver
United Airlines, Inc., Project, AMT	5.000	10-01-32	1,000,000	1,102,010
Colorado Health Facilities Authority
Commonspirit Health, Series A1	4.000	08-01-44	1,000,000	1,107,210
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,252,575
Regional Transportation District
Denver Transit Partners	6.000	01-15-41	1,000,000	1,032,750
Sterling Ranch Community Authority Board
Series A	5.000	12-01-47	1,500,000	1,551,555
Villages at Castle Rock Metropolitan District No. 6
Cobblestone Ranch Project, Series 2, GO (B)	6.669	12-01-37	2,000,000	605,080
Connecticut 1.4%				2,245,876

Town of Hamden
Whitney Center Project, Series A	7.625	01-01-30	820,000	829,832
Town of Hamden
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,416,044
Delaware 1.0%				1,554,855

Delaware State Economic Development Authority
Indian River Power Authority	5.375	10-01-45	1,500,000	1,554,855

2 JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 4.4%				$7,088,570

District of Columbia Tobacco Settlement Financing Corp.
Settlement Asset Backed Bonds, Series A (B)	6.468	06-15-46	8,000,000	1,456,160
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,950,040
Metropolitan Washington DC Airports Authority
Metrorail, Series A (B)	3.202	10-01-37	3,000,000	1,682,370
Florida 5.3%				8,640,850

Celebration Pointe Community Development District
Alachua County (A)	5.000	05-01-48	1,000,000	1,065,350
Charlotte County Industrial Development Authority
Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	551,680
County of Lake
Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	669,181
Florida Development Finance Corp.
Waste Pro USA, Inc., Project, AMT (A)	5.000	05-01-29	1,000,000	1,107,910
Lee County Industrial Development Authority
Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,082,200
Palm Beach County Health Facilities Authority
Retirement Life Communities, Inc.	5.000	11-15-32	1,000,000	1,192,520
Palm Beach County Health Facilities Authority
Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,131,410
Village Community Development District No. 12 (A)	4.250	05-01-43	1,000,000	1,073,830
Village Community Development District No. 8
Phase II	6.125	05-01-39	745,000	766,769
Georgia 1.4%				2,245,124

Fulton County Residential Care Facilities for the Elderly Authority
Lenbrook Square Foundation, Inc.	5.000	07-01-42	740,000	812,794
Main Street Natural Gas, Inc.
Series A	5.000	05-15-49	1,000,000	1,432,330
Illinois 9.2%				15,039,324

Chicago Board of Education
Series A, GO	7.000	12-01-44	1,000,000	1,218,540
Chicago Board of Education
Series B, GO	6.500	12-01-46	1,000,000	1,212,460
Chicago O’Hare International Airport
Customer Facility Charge	5.750	01-01-43	2,000,000	2,264,260
City of Chicago
Series 2005 D-REMK, GO	5.500	01-01-40	1,335,000	1,498,938
City of Chicago
Series A, GO	6.000	01-01-38	1,000,000	1,198,980
Illinois Finance Authority
Wesleyan University	5.000	09-01-46	1,000,000	1,150,710
Illinois Finance Authority
Westminster Village, Series A	5.250	05-01-38	1,000,000	1,096,320
Metropolitan Pier & Exposition Authority
McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,524,675
State of Illinois
Series D, GO	5.000	11-01-21	750,000	795,923
State of Illinois, GO	5.000	04-01-27	2,000,000	2,223,780
The Illinois Sports Facilities Authority
State Tax Supported (C)	5.250	06-15-32	750,000	854,738
Indiana 3.1%				5,052,608

City of Crown Point
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,257,813
Indiana Finance Authority
BHI Senior Living	5.000	11-15-38	1,000,000	1,154,370
Indiana Finance Authority
Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	1,549,275

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Town of Chesterton
StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	$1,091,150
Iowa 0.7%				1,091,910

Iowa Finance Authority
Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,091,910
Kentucky 0.5%				818,198

Kentucky Municipal Power Agency
Prairie State Project, Series A	4.000	09-01-45	750,000	818,198
Louisiana 1.7%				2,736,380

Calcasieu Parish Memorial Hospital Service District
Lake Charles Memorial Hospital	5.000	12-01-39	500,000	596,020
Louisiana Local Government Environmental Facilities & Community Development Authority
Westlake Chemical Corp. Projects	3.500	11-01-32	2,000,000	2,140,360
Maryland 1.3%				2,189,380

Anne Arundel County Consolidated Special Taxing District
Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,039,210
Maryland Health & Higher Educational Facilities Authority
Meritus Medical Center	5.000	07-01-40	1,000,000	1,150,170
Massachusetts 2.4%				3,947,694

Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,129,230
Massachusetts Development Finance Agency
NewBridge on the Charles, Inc. (A)	5.000	10-01-47	1,000,000	1,108,360
Massachusetts Development Finance Agency
NewBridge on the Charles, Inc. (A)	5.000	10-01-57	380,000	419,972
Massachusetts Development Finance Agency
Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,290,132
Michigan 0.7%				1,090,325

Michigan Finance Authority
Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	541,210
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	500,000	549,115
Minnesota 3.5%				5,679,824

City of Anoka
Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	540,045
City of Anoka
Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,077,440
City of Anoka
Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	555,305
Housing & Redevelopment Authority of The City of St. Paul
Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,382,738
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,060,430
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,063,866
Missouri 2.1%				3,359,280

Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,127,200
Kirkwood Industrial Development Authority
Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,133,730
Lees Summit Industrial Development Authority
John Knox Village Series A	5.000	08-15-51	1,000,000	1,098,350

4 JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Nevada 0.6%				$1,001,020

City of Sparks
Sales Tax Revenue, Series A	6.750	06-15-28	1,000,000	1,001,020
New Hampshire 0.7%				1,065,100

New Hampshire Business Finance Authority
Covanta Project, AMT (A)	4.875	11-01-42	500,000	534,180
New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	530,920
New Jersey 4.2%				6,751,850

Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,101,720
New Jersey Economic Development Authority
Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,104,010
New Jersey Economic Development Authority
Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,158,580
New Jersey Economic Development Authority
Series WW	5.000	06-15-37	1,000,000	1,131,220
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,000,000	1,141,090
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,115,230
New York 7.5%				12,255,336

Brooklyn Arena Local Development Corp.
Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,345,480
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04-01-42	2,950,000	2,998,380
Metropolitan Transportation Authority
Green Bonds, Series C (C)	5.000	11-15-44	1,500,000	1,884,720
New York Liberty Development Corp.
World Trade Center, Class 1-3 (A)	5.000	11-15-44	1,850,000	2,053,075
New York State Dormitory Authority
Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,132,340
New York Transportation Development Corp.
Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,207,340
Niagara Area Development Corp.
Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	531,935
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750	10-01-19	100,000	102,066
Ohio 2.6%				4,279,812

Buckeye Tobacco Settlement Financing Authority
Capital Appreciation Asset Senior Convertible A3	6.250	06-01-37	1,550,000	1,597,477
Ohio Air Quality Development Authority
Ohio Valley Electric Corporation Project	3.250	09-01-29	1,000,000	1,037,210
Ohio Air Quality Development Authority
Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	542,765
Southeastern Ohio Port Authority
Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,102,360
Oklahoma 0.7%				1,206,010

Oklahoma Development Finance Authority
OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,206,010
Oregon 0.7%				1,162,490

Salem Hospital Facility Authority
Capital Manor Project	5.000	05-15-48	1,000,000	1,162,490
Pennsylvania 3.8%				6,159,390

Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,004,050

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	$791,670
Lancaster County Hospital Authority
Brethen Village Project	5.125	07-01-37	1,000,000	1,100,280
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,013,050
Pennsylvania Turnpike Commission
Series A (C)	4.000	12-01-49	2,000,000	2,250,340
Puerto Rico 2.3%				3,776,368

Children’s Trust Fund
Series A (B)	6.500	05-15-50	8,000,000	1,124,720
Puerto Rico Electric Power Authority
Series TT-RSA-1 (D)	5.000	07-01-24	765,000	610,088
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1	4.750	07-01-53	1,000,000	1,025,310
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-2	4.329	07-01-40	1,000,000	1,016,250
Rhode Island 1.7%				2,738,135

Tobacco Settlement Financing Corp.
Series A	5.000	06-01-35	1,500,000	1,696,095
Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	1,000,000	1,042,040
South Carolina 0.7%				1,090,260

South Carolina Jobs-Economic Development Authority
Episcopal at Home Still	5.000	04-01-48	1,000,000	1,090,260
Tennessee 2.7%				4,333,949

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,333,949
Texas 11.0%				17,936,355

Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation Project	5.000	07-15-23	175,000	194,345
Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation Project	5.000	07-15-25	115,000	133,334
Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation Project	5.000	07-15-25	200,000	230,670
Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation Project	5.000	07-15-27	200,000	232,696
Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation Project	5.000	07-15-33	830,000	954,990
City of Houston Airport System Revenue
Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,079,730
City of Houston Airport System Revenue
United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,393,660
City of Seguin Hospital
Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,084,570
Grand Parkway Transportation Corp.
Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,134,910
Mission Economic Development Corp.
Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,621,245
New Hope Cultural Education Facilities Finance Corp.
Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	1,063,240
New Hope Cultural Education Facilities Finance Corp.
Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	1,114,030
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Villages Project	5.000	05-15-45	1,000,000	1,089,600
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	1,860,000	2,193,814

6 JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp.
Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	$1,122,940
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,184,150
Travis County Health Facilities Development Corp.
Westminster Manor Project	7.000	11-01-30	105,000	108,431
Vermont 0.7%				1,191,296

Vermont Economic Development Authority
Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,191,296
Virginia 2.5%				4,091,220

Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,700,000	1,910,970
Norfolk Redevelopment & Housing Authority
Retirement Community	5.000	01-01-49	1,000,000	1,087,290
Norfolk Redevelopment & Housing Authority
Retirement Community	5.250	01-01-54	1,000,000	1,092,960
Wisconsin 2.1%				3,470,390

Public Finance Authority
Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,276,960
Public Finance Authority
Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,092,110
Public Finance Authority
Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,101,320

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.3% (Cost $528,987)				$529,000
U.S. Government Agency 0.1%				115,000

Federal Agricultural Mortgage Corp. Discount Note	2.028	09-03-19	15,000	15,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	100,000	100,000

			Par value^	Value
Repurchase agreement 0.2%				$414,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $414,098 on 9-3-19, collateralized by $335,000 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $422,424, including interest)			414,000	414,000
Total investments (Cost $147,203,970) 99.8%				$162,442,198
Other assets and liabilities, net 0.2%				370,485
Total net assets 100.0%				$162,812,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,190,563 or 13.0% of the fund’s net assets as of 8-31-19.

(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Non-income producing - Issuer is in default.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 7

As a % of total investments
Insurance coverage
Assured Guaranty Corp.	2.4
Assured Guaranty Municipal Corp.	1.9
Build America Mutual Assurance Company	1.2
TOTAL	5.5
The fund had the following sector composition as a percentage of net assets on 8-31-19:
General obligation bonds	5.4%
Revenue bonds	94.1%
Health care	28.5%
Development	18.9%
Other revenue	14.2%
Transportation	8.5%
Tobacco	8.2%
Facilities	3.6%
Pollution	2.9%
Airport	2.6%
Education	2.5%
Housing	1.5%
Water and sewer	1.2%
Power	1.0%
Utilities	0.5%
Short-term investments and other	0.5%
TOTAL	100.0%

8 JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	59Q1	08/19
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		10/19